Stock Options	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Stock Options

(6) Stock Options

The Company has a 2001 incentive and non-statutory stock option plan for the purpose of permitting certain key employees to acquire equity in the Company and to promote the growth and profitability of the Company by attracting and retaining key employees. In general, the plan allows granting of up to 1,800,000 shares of the Company’s common stock at an option price to be no less than the fair market value of the Company’s common stock on the date such options are granted. Currently, options granted under the plan vest ratably on the annual anniversary date of the grants. Vesting periods for options currently granted under the plan range from one to five years. At April 30, 2012, 1,009,900 of the outstanding options are exercisable. No Futher options may be granted under this plan.

The status of the plan for the three years ended April 30, 2012, is as follows:

	Options Outstanding
		Exercise	Weighted
		price	average
	Shares	per share	exercise price

Balance April 30, 2009	965,675	$ 1.280-24.250	$4.491

Granted	899,500	1.530-2.650	2.549
Exercised	(17,125)	1.990-4.090	2.576
Expired	(221,250)	1.990-24.250	6.303
Balance April 30, 2010	1,626,800	$ 1.280-24.250	$3.191

Granted	139,000	1.580-2.160	1.758
Exercised	(10,000)	1.280	1.280
Expired	(190,600)	1.580-24.250	5.566
Balance April 30, 2011	1,565,200	$ 1.280-7.980	$2.786

Granted	288,000	1.060-1.120	1.099
Exercised	-	-	-
Expired	(335,300)	1.120-7.980	3.611
Balance April 30, 2012	1,517,900	$ 1.060-4.090	$2.284

The Company also has a 2011 incentive and non-statutory stock option plan for the purpose of permitting certain key employees and consultants to acquire equity in the Company and to promote the growth and profitability of the Company by attracting and retaining key employees. No executive officer or director of the Company is eligible to receive options under the 2011 plan. In general, the plan allows granting of up to 200,000 shares of the Company’s common stock at an option price to be no less than the fair market value of the Company’s common stock on the date such options are granted. Options granted under the plan vest ratably on the annual anniversary date of the grants. There have been nil shares granted under this plan.

The Company periodically grants nonqualified stock options to non-employee directors of the Company. These options are granted for the purpose of retaining the services of directors who are not employees of the Company and to provide additional incentive for such directors to work to further the best interests of the Company and its shareholders. The options granted to these non-employee directors are exercisable at a price representing the fair value at the date of grant, and expire either five or ten years after date of grant. Vesting periods for options currently granted under the plan range from one to two years. At April 30, 2012, 228,000 of the outstanding options are exercisable.

The status of the non-employee director options for the three years ended April 30, 2012, is as follows:

	Options Outstanding
		Exercise price	Weighted average
	Shares	per share	exercise price

Balance April 30, 2009	292,000	$ 1.990-7.980	$4.668

Granted	140,000	2.570	2.570
Exercised	(32,000)	1.990-3.330	2.325
Expired	(80,000)	2.990-7.980	5.672

Balance April 30, 2010	320,000	$ 1.990-7.980	$3.734

Granted	-	-	-
Exercised	-	-	-
Expired	(36,000)	6.420-6.630	6.560

Balance April 30, 2011	284,000	$ 1.990-7.980	$3.375

Granted	-	-	-
Exercised	-	-	-
Expired	(56,000)	4.700-7.980	6.106

Balance April 30, 2012	228,000	$ 1.990-4.090	$2.705

Other Stock Option Expense

During fiscal 2009’s first quarter, the Company granted options to purchase 50,000 shares of the Company’s common stock to a privately held company in exchange for certain patents and other intellectual property. The options granted are exercisable at a price representing the fair value at the date of grant, were 100% exercisable on the date of grant and expire ten years after the date of grant. The calculated fair value of these options was approximately $121 and was determined using the Black-Scholes option-pricing model.